LEASE LIABILITY:	Dec. 29, 2022
Recast [Member]
LEASE LIABILITY:

5.	LEASE LIABILITY:

A portion of the balances are included on the balance sheet as either lease liability or as liabilities held-for-sale (Note 12).  At April 30, 2022 and 2021, $nil is included as lease liability.  At April 30, 2022, $13,475 is included in liabilities held-for-sale (2021 - $37,948) (Note 12).

The Company entered into a property lease in October 2020 and the Company recognized a lease obligation with respect to the operating lease.  The terms and the outstanding balances as at April 30, 2022 and 2021 are as follows:

	April 30, 2022 $	April 30, 2021 $

Right-of-use asset from property lease repayable in monthly instalments of $2,332 and an interest rate of 13% per annum and an end date of October 15, 2022	13,475	37,948
Less: current portion	(13,475)	(27,982)

Non-current portion	-	9,966

The following is a schedule of the Company’s future minimum lease payments related to the office lease obligation:

April 30, 2022 $

2022	-
2023	13,991
Total minimum lease payments	13,991
Less: imputed interest	(516)
Total present value of minimum lease payments	13,475
Less: current portion	(13,475)
Non-current portion	-